Share-based Compensation (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended	0 Months Ended						0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 12, 2012 2012 Options G USD ($)	Mar. 12, 2012 2012 Options G CNY	Dec. 31, 2012 2012 Options G CNY	Mar. 12, 2012 2012 Options G Maximum	Mar. 12, 2012 2012 Options G Members of the board of directors	Mar. 12, 2012 2012 Options G Independent directors USD ($) item	Mar. 12, 2012 2012 Options G Independent directors CNY	Mar. 12, 2012 Option G1	May 31, 2012 Option G1	Mar. 12, 2012 Option G2	Dec. 31, 2012 Option G2 Vesting on May 31, 2013	Mar. 12, 2012 Option G3	Dec. 31, 2012 Option G3 Vesting on May 31, 2014	Mar. 12, 2012 Option G4	Dec. 31, 2012 Option G4 Vesting on May 31, 2015	Mar. 12, 2012 Option G5	Dec. 31, 2012 Option G5 Vesting on May 31, 2016
Share-based Compensation
Share options granted to purchase ordinary shares (in shares)	96,645,000	28,400,000	48,000,000								92,845,000	8,800,000	3,200,000	3,200,000
Vesting period of options								5 years	5 years
Options vested (as a percent)																20.00%		20.00%		25.00%		20.00%		15.00%
Exercise price per ordinary share (in RMB or dollars per share)								$ 0.30	1.90				$ 0.31	1.98
Intrinsic value (in RMB or dollars per share)								$ 0.04	0.26				$ 0.04	0.17
Number of independent directors to whom options were granted													2	2
Weighted average assumptions used in determining the fair value
Expected dividend yield (as a percent)															0.00%		0.00%		0.00%		0.00%		0.00%
Risk-free interest rate (as a percent)															2.02%		2.16%		2.29%		2.42%		2.55%
Expected life															5 years 1 month 10 days		5 years 7 months 10 days		6 years 1 month 10 days		6 years 7 months 10 days		7 years 1 month 10 days
Expected volatility (as a percent)															74.54%		74.54%		74.54%		74.54%		74.54%
Risk premium on risk-free interest rate (as a percent)								1.05%	1.05%
Share-based compensation expenses recognized (in RMB or dollars)				$ 10,735	66,878	57,003	22,211			60,666